Consolidated statements of comprehensive income/(loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income/(loss)	€ (127,218)	€ 10,704	€ (245,378)
Other comprehensive income/(loss):
Currency translation adjustments	18	32	(58)
Total other comprehensive income/(loss)	18	32	(58)
Comprehensive income/(loss) attributable to trivago N.V.	€ (127,200)	€ 10,736	€ (245,436)